Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001020425
Litman Gregory Masters Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LITMAN GREGORY FUNDS TRUST
Supplement Text Block	ck0001020425_SupplementTextBlock

LITMAN GREGORY FUNDS TRUST

Supplement dated October 14, 2014 to

Prospectus of the Litman Gregory Funds Trust

dated April 30, 2014, as supplemented

Notice to Existing and Prospective Shareholders of the Litman Gregory Masters Alternative Strategies Fund:

Passport Capital, LLC is added as a sub-advisor, and John Burbank and Tim Garry are added as portfolio managers, to the Litman Gregory Masters Alternative Strategies Fund. The effective start date is expected to be the week of October 20, 2014 .

The following language replaces the third paragraph in the section entitled “Summary Section-Principal Strategies” on page 12 of the Prospectus dated April 30, 2014, as supplemented.

(Changes are in bold face and underlined.)

Allocations among sub-advisors are based on a number of factors, including Litman Gregory’s expectation for the risk-adjusted return potential of each sub-advisor’s strategy and the impact on overall portfolio risk, with the objective of maximizing return subject to the goals of low volatility and relatively low correlation with broad financial markets, especially the stock market. Litman Gregory may at times adjust the allocations of capital to sub-advisors if it believes there is a highly compelling tactical opportunity in a particular sub-advisor’s strategy. A tactical opportunity could represent the potential for an exceptional risk-adjusted return opportunity relative to the other strategies, or it may represent a superior risk reduction opportunity that could benefit the Alternative Strategies Fund’s overall portfolio. Portfolio assets will be tactically allocated to the sub-advisors in accordance with the target allocation range for each sub-advisor as measured at the time of allocation. It is possible that additional managers and strategies will be added to the Alternative Strategies Fund in the future.

The following language replaces the fifth paragraph in the section entitled “Summary Section-Principal Strategies” on page 13 of the Prospectus dated April 30, 2014, as supplemented.

(Changes are in bold face and underlined.)

Each sub-advisor will have an investment approach that generally focuses on a particular asset class or specific strategies. Currently, the strategies the sub-advisors focus on are as follows: (1) an arbitrage oriented strategy, (2) an opportunistic income strategy which will often focus on mortgage related securities, (3) a contrarian opportunity strategy that allows tactical investments throughout the capital structure (stocks and bonds), asset classes, market capitalization, industries and geographies, (4) a liquid/short strategy and (5) an absolute return fixed income strategy that focuses on the tactical allocation of long and short global fixed income opportunities and currencies. Litman Gregory may hire sub-advisors that focus on other strategies in the future, and not all strategies that may be appropriate will be represented in the Alternative Strategies Fund’s portfolio at all times.

The following is added after the last paragraph in the section entitled “Summary Section-Principal Strategies” on page 13 of the Prospectus dated April 30, 2014, as supplemented:

The sub-advisor that manages the long/short strategy focuses on identifying durable and investable macroeconomic and industry specific themes that can drive returns over a longer timeframe than the market’s typical focus.  Within these themes, the sub-advisor seeks to find compelling global investment opportunities (both long and short) based on fundamental company- and industry-specific research and analysis. However, investment ideas do not need to be part of a theme, and some of the biggest positions are idiosyncratic and company-specific.  In addition to its thematic and bottom-up fundamental research, the sub-advisor also incorporates a variety of risk analytics in constructing and managing the portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following language replaces the third paragraph in the section entitled “Summary Section-Principal Strategies” on page 12 of the Prospectus dated April 30, 2014, as supplemented.

(Changes are in bold face and underlined.)

Allocations among sub-advisors are based on a number of factors, including Litman Gregory’s expectation for the risk-adjusted return potential of each sub-advisor’s strategy and the impact on overall portfolio risk, with the objective of maximizing return subject to the goals of low volatility and relatively low correlation with broad financial markets, especially the stock market. Litman Gregory may at times adjust the allocations of capital to sub-advisors if it believes there is a highly compelling tactical opportunity in a particular sub-advisor’s strategy. A tactical opportunity could represent the potential for an exceptional risk-adjusted return opportunity relative to the other strategies, or it may represent a superior risk reduction opportunity that could benefit the Alternative Strategies Fund’s overall portfolio. Portfolio assets will be tactically allocated to the sub-advisors in accordance with the target allocation range for each sub-advisor as measured at the time of allocation. It is possible that additional managers and strategies will be added to the Alternative Strategies Fund in the future.

The following language replaces the fifth paragraph in the section entitled “Summary Section-Principal Strategies” on page 13 of the Prospectus dated April 30, 2014, as supplemented.

(Changes are in bold face and underlined.)

Each sub-advisor will have an investment approach that generally focuses on a particular asset class or specific strategies. Currently, the strategies the sub-advisors focus on are as follows: (1) an arbitrage oriented strategy, (2) an opportunistic income strategy which will often focus on mortgage related securities, (3) a contrarian opportunity strategy that allows tactical investments throughout the capital structure (stocks and bonds), asset classes, market capitalization, industries and geographies, (4) a liquid/short strategy and (5) an absolute return fixed income strategy that focuses on the tactical allocation of long and short global fixed income opportunities and currencies. Litman Gregory may hire sub-advisors that focus on other strategies in the future, and not all strategies that may be appropriate will be represented in the Alternative Strategies Fund’s portfolio at all times.

The following is added after the last paragraph in the section entitled “Summary Section-Principal Strategies” on page 13 of the Prospectus dated April 30, 2014, as supplemented:

The sub-advisor that manages the long/short strategy focuses on identifying durable and investable macroeconomic and industry specific themes that can drive returns over a longer timeframe than the market’s typical focus.  Within these themes, the sub-advisor seeks to find compelling global investment opportunities (both long and short) based on fundamental company- and industry-specific research and analysis. However, investment ideas do not need to be part of a theme, and some of the biggest positions are idiosyncratic and company-specific.  In addition to its thematic and bottom-up fundamental research, the sub-advisor also incorporates a variety of risk analytics in constructing and managing the portfolio.

Supplement Closing Text Block	ck0001020425_SupplementClosingTextBlock	Please keep this Supplement with your Prospectus.